Cover	May 17, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 17, 2024
Entity File Number	000-51770
Entity Registrant Name	CMG HOLDINGS GROUP, INC
Entity Central Index Key	0001346655
Entity Tax Identification Number	87-0733770
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2130 North Lincoln Park West 8N
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60614
City Area Code	(773)
Local Phone Number	770-3440
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true